Investments in associated companies and joint ventures	12 Months Ended
Dec. 31, 2019
Investments in associated companies and joint ventures
Investments in associated companies and joint ventures

34. Investments in associated companies and joint ventures

EURm	2019	2018
Net carrying amount as of January 1	145	128
Translation differences	3	4
Additions	13	2
Impairments	(2)	–
Share of results	12	12
Dividends	(6)	(1)
Net carrying amount as of December 31	165	145

Shareholdings in associated companies and joint ventures comprise investments in unlisted companies.